UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09915

Small-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

Small-Cap Growth Portfolio                                                                                                      as of September 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.7%

Security	Shares	Value
Air Freight & Logistics — 1.3%
Hub Group, Inc., Class A (1)	13,200	$300,696
		$300,696
Biotechnology — 1.1%
Martek Biosciences Corp. (1)	12,500	268,875
		$268,875
Capital Markets — 3.7%
Affiliated Managers Group, Inc. (1)	2,600	260,286
Greenhill & Co., Inc.	6,400	428,928
Lazard, Ltd., Class A	4,440	177,511
		$866,725
Chemicals — 2.8%
International Flavors & Fragrances, Inc.	8,890	351,511
Scotts Miracle-Gro Co., Class A	7,070	314,544
		$666,055
Commercial Services & Supplies — 3.3%
FTI Consulting, Inc. (1)	15,300	383,418
Knoll, Inc.	20,000	404,000
		$787,418
Communications Equipment — 1.5%
3Com Corp. (1)	80,500	355,005
		$355,005
Construction & Engineering — 0.8%
Foster Wheeler, Ltd. (1)	4,820	186,004
		$186,004
Consumer Finance — 0.8%
Student Loan Corp., (The)	1,000	192,180
		$192,180
Diversified Consumer Services — 1.2%
DeVry, Inc. (1)	12,800	272,256
		$272,256
Electrical Equipment — 0.9%
AMETEK, Inc.	5,000	217,750
		$217,750
Electronic Equipment & Instruments — 4.6%
Avnet, Inc. (1)	17,900	351,198
FLIR Systems, Inc. (1)	16,000	434,560

Paxar Corp. (1)	6,000	$119,880
Tektronix, Inc.	6,210	179,655
		$1,085,293
Energy Equipment & Services — 2.8%
Dresser-Rand Group, Inc. (1)	16,450	335,580
Dril-Quip, Inc. (1)	4,800	324,864
		$660,444
Food Products — 1.5%
Hain Celestial Group, Inc., (The) (1)	13,450	343,782
		$343,782
Health Care Equipment & Supplies — 11.5%
Analogic Corp.	7,980	409,534
Cooper Cos., Inc., (The)	7,450	398,575
DJO, Inc. (1)	6,600	274,098
IDEXX Laboratories, Inc. (1)	2,320	211,445
Respironics, Inc. (1)	10,800	416,988
Sirona Dental Systems, Inc.	9,640	317,445
West Pharmaceutical Services, Inc.	7,500	294,525
Wright Medical Group, Inc. (1)	15,400	373,450
		$2,696,060
Health Care Providers & Services — 3.0%
Chemed Corp.	9,400	303,244
Community Health Systems, Inc. (1)	5,600	209,160
VCA Antech, Inc. (1)	5,300	191,118
		$703,522
Hotels, Restaurants & Leisure — 1.2%
Penn National Gaming, Inc. (1)	7,900	288,508
		$288,508
Household Durables — 4.4%
Jarden Corp. (1)	20,000	659,400
Tupperware Brands Corp.	19,790	385,113
		$1,044,513
Household Products — 1.6%
Church and Dwight Co., Inc.	9,650	377,411
		$377,411
Insurance — 5.0%
First American Corp.	8,300	351,422
Philadelphia Consolidated Holding Corp. (1)	5,200	206,856
RLI Corp.	7,400	375,846
United Fire and Casualty Co.	8,073	252,685
		$1,186,809

IT Services — 3.2%
Euronet Worldwide, Inc. (1)	7,400	$181,670
MoneyGram International, Inc.	19,605	569,721
		$751,391
Machinery — 2.8%
Joy Global, Inc.	7,000	263,270
RBC Bearings, Inc. (1)	16,800	405,720
		$668,990
Media — 3.2%
Arbitron, Inc.	3,050	112,880
Central European Media Enterprises, Ltd. (1)	6,100	409,005
Playboy Enterprises, Inc. (1)	24,300	228,663
		$750,548
Metals & Mining — 1.1%
Cambior, Inc. (1)	41,850	147,731
Meridian Gold, Inc. (1)	4,400	109,384
		$257,115
Multiline Retail — 1.4%
Big Lots, Inc. (1)	16,030	317,554
		$317,554
Multi-Utilities — 0.9%
CMS Energy Corp. (1)	14,000	202,160
		$202,160
Oil, Gas & Consumable Fuels — 5.3%
Denbury Resources, Inc. (1)	14,800	427,720
Foundation Coal Holdings, Inc.	10,500	339,885
Parallel Petroleum Corp. (1)	18,400	369,104
Range Resources Corp.	4,640	117,114
		$1,253,823
Personal Products — 1.5%
Playtex Products, Inc. (1)	26,450	354,430
		$354,430
Pharmaceuticals — 0.7%
Shire Pharmaceuticals Group PLC ADR	3,400	167,926
		$167,926
Real Estate Investment Trusts (REITs) — 3.6%
Acadia Realty Trust	14,475	369,113
Essex Property Trust, Inc.	3,900	473,460
		$842,573

Road & Rail — 3.1%
Kansas City Southern (1)	14,700	$401,457
Landstar System, Inc.	7,750	330,925
		$732,382
Semiconductors & Semiconductor Equipment — 1.9%
Intersil Corp., Class A	7,100	174,305
Teradyne, Inc. (1)	20,000	263,200
		$437,505
Software — 4.7%
I2 Technologies, Inc. (1)	7,195	134,762
Parametric Technology Corp. (1)	26,500	462,690
Sybase, Inc. (1)	21,200	513,888
		$1,111,340
Specialty Retail — 2.5%
Men’s Wearhouse, Inc., (The)	8,700	323,727
Stage Stores, Inc.	9,100	266,994
		$590,721
Thrifts & Mortgage Finance — 1.3%
PFF Bancorp, Inc.	4,300	159,272
WSFS Financial Corp.	2,500	155,475
		$314,747
Trading Companies & Distributors — 2.9%
GATX Corp.	8,300	343,371
Kaman Corp.	18,765	337,958
		$681,329
Wireless Telecommunication Services — 1.6%
NII Holdings, Inc. (1)	5,950	369,852
		$369,852
Total Common Stocks (identified cost $19,856,743)		$22,303,692

Short-Term Investments — 4.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.37%, 10/2/06	$473	$473,000
Societe Generale Time Deposit, 5.35%, 10/2/06	688	688,000
Total Short-Term Investments (at amortized cost, $1,161,000)		$1,161,000
Total Investments — 99.6% (identified cost $21,017,743)		$23,464,692
Other Assets, Less Liabilities — 0.4%		$83,260
Net Assets — 100.0%		$23,547,952

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$21,035,454
Gross unrealized appreciation	$3,153,821
Gross unrealized depreciation	(724,583)
Net unrealized appreciation	$2,429,238

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Small-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	November 27, 2006

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	November 27, 2006